Trade Accounts Receivable (Details 1) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Estimated total gross carrying amount at default	$ 255,982	$ 247,279
Expected credit loss	$ 22,515	$ 18,699
Not past due [Member]
Statement Line Items [Line Items]
Expected credit loss rate	2.00%	1.00%
Estimated total gross carrying amount at default	$ 207,032	$ 194,366
Expected credit loss	$ 3,950	$ 1,910
14-21 [Member]
Statement Line Items [Line Items]
Expected credit loss rate	20.00%	16.00%
Estimated total gross carrying amount at default	$ 12,098	$ 13,794
Expected credit loss	$ 2,454	$ 2,150
21 – 28 [Member]
Statement Line Items [Line Items]
Expected credit loss rate	49.00%	37.00%
Estimated total gross carrying amount at default	$ 7,045	$ 5,681
Expected credit loss	$ 3,477	$ 2,108
>28 [Member]
Statement Line Items [Line Items]
Expected credit loss rate	42.00%	38.00%
Estimated total gross carrying amount at default	$ 29,807	$ 33,438
Expected credit loss	$ 12,634	$ 12,531